Note Payable - Narratives (Details) - USD ($)				3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 05, 2023	Jan. 12, 2023	Oct. 06, 2022	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 21, 2023
Note Payable
Amount to be converted					$ 1,310,710
Gain on forgiveness of debt				$ (740,979)	(740,979)
Notes payable, net of discount				1,939,783	1,939,783		$ 220,000
Amortization of discount on note payable					7,000	$ 93,000
Note payable issued January 12, 2023 (Face Value: $220,000)
Note Payable
Principal balance of promissory note		$ 220,000
Notes payable, net of discount							220,000
Amortization of discount on note payable						20,000
Total interest expense						$ 32,980
Accrued interest				$ 0	$ 0		12,980
Annual fixed interest rate (in percentage)		12.00%
VSee Lab, Inc
Note Payable
Principal balance of debt							220,000	$ 666,667
Gain on forgiveness of debt							107,862
Notes payable, net of discount							220,000	407,131
Amortization of discount on note payable							93,733	15,934
VSee Lab, Inc | Exchange Agreement
Note Payable
Contingent liability							600,000
VSee Lab, Inc | Note payable issued October 6, 2022 (Face Value: $666,667)
Note Payable
Principal balance of promissory note			$ 666,667					666,667
Principal balance of debt								666,667
VSee Lab, Inc | Bridge Notes
Note Payable
Notes payable, net of discount							0	407,131
Amortization of discount on note payable							50,734	15,934
Total interest expense							50,731
Total interest expense							101,465
Accrued interest							0	$ 15,934
VSee Lab, Inc | Bridge Notes | Securities Purchase Agreement
Note Payable
Original issue discount (as a percent)			10.00%
Principal balance of promissory note			$ 2,222,222
Amount of cash proceeds received			$ 600,000
Percentage of amount due and payable after 90 days of the original issue date if PIPE Financing closes in connection with the closing of the Business Combination			110.00%
Specified period of original issue date if PIPE Financing closes in connection with the closing of the Business Combination			90 days
Percentage of amount due and payable before 90 days under the Bridge Notes if PIPE Financing closes in connection with the closing of the Business Combination			100.00%
Specified period of under Notes if PIPE Financing closes in connection with the closing of the Business Combination			90 days
Percentage of guaranteed interest due and payable if PIPE Financing closes in connection with the closing of the Business Combination			10.00%
Mandatory default penalty (as a percent)	125.00%		125.00%
Fair value of the embedded derivative at issuance			$ 208,803
Principal balance of debt			$ 457,864
Late fee (as a percent)	10.00%
Default interest rate (as a percent)	24.00%
Default interest expense	$ 383,790
VSee Lab, Inc | Bridge Notes | Exchange Agreement
Note Payable
Nonexchangeable principal amount of note							600,000
Gain on forgiveness of debt							107,862
VSee Lab, Inc | Original Notes | Exchange Agreement
Note Payable
Default interest expense							383,789
Aggregate current value							3,723,744
VSee Lab, Inc | DHAC Note | Exchange Agreement
Note Payable
Original issue discount							88,889
Principal balance of promissory note							888,889
VSee Lab, Inc | VSee Note | Exchange Agreement
Note Payable
Original issue discount							66,667
Principal balance of promissory note							666,667
Amount to be converted							600,000
Notes payable, net of discount							600,000
VSee Lab, Inc | iDoc Note | Exchange Agreement
Note Payable
Original issue discount							66,667
Principal balance of promissory note							666,667
Amount to be converted							600,000
Notes payable, net of discount							600,000
VSee Lab, Inc | Exchange Note | Exchange Agreement
Note Payable
Principal balance of promissory note							2,523,744
VSee Lab, Inc | Note payable issued January 12, 2023 (Face Value: $220,000)
Note Payable
Original issue discount (as a percent)		10.00%
Principal balance of promissory note		$ 220,000					220,000
Principal balance of debt							220,000
Notes payable, net of discount		$ 220,000
Amortization of discount on note payable							20,000
Total interest expense							32,980
Accrued interest							$ 12,980
Annual fixed interest rate (in percentage)									12.00%